Condensed Consolidated Statements of Comprehensive Income/(Loss) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares
Revenues:
Corporate learning solutions	¥ 152,417	$ 21,277	¥ 164,420
Others	477	66	1,336
Total revenues	152,894	21,343	165,756
Cost of revenues	(53,380)	(7,452)	(64,419)
Sales and marketing expenses	(61,932)	(8,645)	(71,569)
Research and development expenses	(48,277)	(6,739)	(59,772)
General and administrative expenses	(54,219)	(7,569)	(44,993)
Other operating income	465	65	1,609
Loss from operations	(64,449)	(8,997)	(73,388)
Interest and investment income	1,685	235	4,163
Interest expense	(4,186)	(584)	(4,993)
Investment losses	(7,417)	(1,035)	(4,951)
Gain on deconsolidation of CEIBS Publishing Group (Note 4)	0	0	78,760
Foreign exchange gain, net	489	68	33
Change in fair value of derivative liabilities (Note 8)	0	0	21,735
Income/(loss) before income tax expense	(73,878)	(10,313)	21,359
Income tax expense	0	0	0
Net income/(loss)	(73,878)	(10,313)	21,359
Net loss attributable to non-controlling interests shareholders	0	0	300
Net income/(loss) attributable to YXT.COM Group Holding Limited	(73,878)	(10,313)	21,659
Net income/(loss) attributable to YXT.COM Group Holding Limited	(73,878)	(10,313)	21,659
Net accretion of convertible redeemable preferred shares	0	0	(204,364)
Deemed dividend to preferred shareholders due to modifications	0	0	(5,940)
Net loss attributable to ordinary shareholders of YXT.COM Group Holding Limited	(73,878)	(10,313)	(188,645)
Net income/(loss)	(73,878)	(10,313)	21,359
Other comprehensive income/(loss)
Foreign currency translation adjustment, net of tax	(301)	(42)	1,191
Unrealized loss on investments in available-for-sale debt securities, net of tax	(497)	(69)	(5,408)
Total comprehensive income/(loss)	(74,676)	(10,424)	17,142
Total comprehensive loss attributable to non-controlling interests shareholders	0	0	300
Total comprehensive income/(loss) attributable to YXT.COM Group Holding Limited	(74,676)	(10,424)	17,442
Net loss attributable to ordinary shareholders of YXT.COM Group Holding Limited	¥ (73,878)	$ (10,313)	¥ (188,645)
— Weighted average number of ordinary shares - basic	179,881,274	179,881,274	49,329,740
— Weighted average number of ordinary shares - diluted	179,881,274	179,881,274	49,329,740
Net loss per share attributable to ordinary shareholders of YXT.COM Group Holding Limited
— Basic | (per share)	¥ (0.41)	$ (0.06)	¥ (3.82)
— Diluted | (per share)	¥ (0.41)	$ (0.06)	¥ (3.82)